PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
PROPERTY AND EQUIPMENT

5.	PROPERTY AND EQUIPMENT

As of December 25, 2021 and June 26, 2021, property and equipment consists of the following:

	December 25,	June 26,
	2021	2021
Land and Buildings	$36,180	$37,400
Finance Lease Right-of-Use Assets	7,554	9,154
Furniture and Fixtures	12,544	12,525
Leasehold Improvements	68,726	68,438
Equipment and Software	25,419	26,832
Construction in Progress	31,147	27,145

Total Property and Equipment	181,570	181,494

Less Accumulated Depreciation	(47,007)	(43,664)

Property and Equipment, Net	$134,563	$137,830

Depreciation expense related to continuing operations of $4,390 and $8,121 was recorded for the three and six months ended December 25, 2021, respectively, of which $609 and $1,179, respectively, is included in cost of goods sold. Depreciation expense related to continuing operations of $3,759 and $8,859 was recorded for the three and six months ended December 26, 2020, respectively, of which $496 and $558, respectively, is included in cost of goods sold.

During the three and six months ended December 25, 2021, borrowing costs totaling $440 and $815, respectively, were capitalized using an average capitalization rate of 12.37% and 12.16%, respectively. Borrowing costs were not capitalized as there were no active construction projects in progress during the three and six months ended December 26, 2020.

Medmen Enterprises Inc. [Member]
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

As of June 26, 2021 and June 27, 2020, property and equipment consists of the following:

	2021	2020

Land and Buildings	$37,400,379	$37,400,378
Finance Lease Right-of-Use Assets	9,154,137	26,074,429
Furniture and Fixtures	12,525,180	12,483,613
Leasehold Improvements	68,437,877	57,617,592
Equipment and Software	26,832,414	26,067,344
Construction in Progress	27,144,696	37,027,509

Total Property and Equipment	181,494,683	196,670,865

Less Accumulated Depreciation	(43,664,415)	(30,684,180)

Property and Equipment, Net	$137,830,268	$165,986,685

Depreciation expense related to continuing operations of $16,779,579 and $21,925,465 was recorded for the years ended June 26, 2021 and June 27, 2020, respectively, of which $2,681,902 and $2,415,360, respectively, is included in cost of goods sold. The amount of depreciation recognized for the right of use assets for capital leases during the years ended June 26, 2021 and June 27, 2020 was $1,105,689 and $2,752,022, respectively, see “Note 17 – Leases” for further information.

Borrowing costs were not capitalized during the year ended June 26, 2021 as there were no active construction projects in progress. During the year ended June 27, 2020, borrowing costs totaling $1,749,467 were capitalized using an average capitalization rate of 10.2%. In addition, during the years ended June 26, 2021 and June 27, 2020, total labor related costs of $566,766 and $448,086, respectively, were capitalized to Construction in Progress, of which $154,015 and $207,664, respectively, was share-based compensation.

During the year ended June 26, 2021, management noted indicators of impairment of its long-lived assets of certain cultivation assets in California and Nevada as well as certain long-lived assets relating to operations in Florida which was due to economic performance. In accordance with ASC 360-10, the Company performed an analysis of any long-lived asset impairment and recognized an impairment of nil during the year ended June 26, 2021.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain cultivation assets in California and Nevada as well as certain long-lived assets relating to operations in Florida which was due to the change in use of these asset groups and the impacts of COVID-19. Accordingly, the Company recorded an impairment of $143,005,028 of its property which are included as a component of impairment expense in the accompanying Consolidated Statement of Operations. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups.